Quarterly Holdings Report
for

Fidelity® International Small Cap Opportunities Fund

January 31, 2020

ILS-QTLY-0320
1.827842.114

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
Australia - 0.4%
Beacon Lighting Group Ltd. (a)	2,785,250	$2,023,165
Imdex Ltd.	2,988,952	2,889,072

TOTAL AUSTRALIA		4,912,237

Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC (b)	1,631,679	7,179,388
Belgium - 2.4%
Barco NV	83,200	20,715,280
KBC Ancora	255,256	12,733,463

TOTAL BELGIUM		33,448,743

Canada - 1.4%
McCoy Global, Inc. (c)	630,715	243,059
New Look Vision Group, Inc.	230,900	5,576,216
Pason Systems, Inc.	350,500	3,495,995
PrairieSky Royalty Ltd. (a)	228,400	2,504,219
Richelieu Hardware Ltd.	295,900	6,531,086
ShawCor Ltd. Class A	164,900	1,310,827

TOTAL CANADA		19,661,402

China - 0.8%
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	3,550,332	10,430,025
Denmark - 3.2%
Ambu A/S Series B (a)	292,500	5,361,277
Jyske Bank A/S (Reg.)	125,127	4,768,936
Netcompany Group A/S (b)(c)	280,200	12,716,894
SimCorp A/S	130,900	14,541,422
Spar Nord Bank A/S	727,385	7,049,413

TOTAL DENMARK		44,437,942

Finland - 0.5%
Tikkurila Oyj	404,926	6,942,826
France - 1.8%
Elis SA	638,042	12,461,197
Laurent-Perrier Group SA	53,188	4,837,028
Vetoquinol SA	116,884	7,518,552

TOTAL FRANCE		24,816,777

Germany - 4.4%
CompuGroup Medical AG	375,810	24,799,129
CTS Eventim AG	213,893	13,343,514
DIC Asset AG	346,800	6,500,053
Nexus AG	291,358	11,083,379
WashTec AG	86,925	4,906,972

TOTAL GERMANY		60,633,047

Greece - 0.2%
Motor Oil (HELLAS) Corinth Refineries SA	147,000	3,130,183
India - 0.8%
Embassy Office Parks (REIT)	1,363,800	7,903,126
Jyothy Laboratories Ltd.	1,271,776	2,742,880

TOTAL INDIA		10,646,006

Ireland - 0.2%
FBD Holdings PLC	243,128	2,340,485
Israel - 2.6%
Azrieli Group	54,105	3,998,138
Ituran Location & Control Ltd.	555,277	14,148,458
Strauss Group Ltd.	509,784	15,009,289
Tel Aviv Stock Exchange Ltd.	686,643	2,463,383

TOTAL ISRAEL		35,619,268

Italy - 1.4%
Interpump Group SpA	692,443	19,552,107
Japan - 37.4%
Ai Holdings Corp.	225,800	3,839,676
Aoki Super Co. Ltd.	175,000	4,200,888
Artnature, Inc.	483,700	3,460,364
Aucnet, Inc.	265,200	2,901,909
Azbil Corp.	1,625,892	43,844,960
Broadleaf Co. Ltd.	1,907,398	10,541,621
Central Automotive Products Ltd.	129,400	3,142,765
Century21 Real Estate Japan Ltd.	66,500	772,026
Coca-Cola West Co. Ltd.	223,175	5,874,168
Daiichikosho Co. Ltd.	354,400	17,215,844
Daikokutenbussan Co. Ltd.	183,400	5,988,055
Funai Soken Holdings, Inc.	323,950	8,145,737
GCA Savvian Group Corp.	394,761	3,337,032
Goldcrest Co. Ltd.	661,630	11,373,565
Iwatsuka Confectionary Co. Ltd.	18,900	726,508
Kobayashi Pharmaceutical Co. Ltd.	129,500	10,427,191
Koshidaka Holdings Co. Ltd.	1,505,100	21,244,484
Kusuri No Aoki Holdings Co. Ltd.	150,700	9,073,807
Lasertec Corp.	790,644	38,706,917
Medikit Co. Ltd.	112,200	7,893,747
Miroku Jyoho Service Co., Ltd. (a)	216,900	5,987,077
Misumi Group, Inc.	464,650	11,529,508
Mitsuboshi Belting Ltd.	209,680	3,577,427
Nabtesco Corp.	420,600	12,052,186
Nagaileben Co. Ltd.	684,627	14,712,340
Nihon Parkerizing Co. Ltd.	1,947,900	20,202,640
NS Tool Co. Ltd.	263,100	6,797,159
OBIC Co. Ltd.	297,300	40,510,549
OSG Corp.	1,169,700	19,689,953
Paramount Bed Holdings Co. Ltd.	368,195	15,241,894
ProNexus, Inc.	457,800	4,997,149
San-Ai Oil Co. Ltd.	1,083,400	10,814,636
SHO-BOND Holdings Co. Ltd.	625,600	25,541,404
Shoei Co. Ltd. (a)	420,926	19,143,418
SK Kaken Co. Ltd.	22,600	9,846,469
Software Service, Inc.	104,500	9,574,167
Techno Medica Co. Ltd.	80,791	1,539,274
The Monogatari Corp.	62,300	5,003,235
TKC Corp.	176,100	8,719,019
Tocalo Co. Ltd.	615,636	6,132,761
USS Co. Ltd.	1,247,800	22,647,100
Welcia Holdings Co. Ltd.	141,000	7,742,826
Workman Co. Ltd. (a)	138,600	11,168,963
Yamada Consulting Group Co. Ltd.	255,400	3,487,282
Yamato Kogyo Co. Ltd.	146,800	3,556,496

TOTAL JAPAN		512,926,196

Korea (South) - 1.0%
BGF Retail Co. Ltd.	54,526	7,478,735
Leeno Industrial, Inc.	80,528	5,429,576

TOTAL KOREA (SOUTH)		12,908,311

Mexico - 0.1%
Consorcio ARA S.A.B. de CV	8,394,378	1,848,091
Netherlands - 2.8%
Aalberts Industries NV	702,501	30,790,377
Takeaway.com Holding BV (a)(b)(c)	84,487	7,973,896

TOTAL NETHERLANDS		38,764,273

Norway - 1.5%
Kongsberg Gruppen ASA	961,459	14,947,748
Skandiabanken ASA (b)	673,281	5,131,252

TOTAL NORWAY		20,079,000

Philippines - 0.4%
Jollibee Food Corp.	1,510,940	5,647,084
South Africa - 1.3%
Clicks Group Ltd.	1,082,129	17,612,851
Spain - 0.7%
Prosegur Compania de Seguridad SA (Reg.)	2,525,971	9,961,878
Sweden - 6.0%
Addlife AB	467,414	14,226,002
AddTech AB (B Shares)	749,085	22,993,343
Fagerhult AB	921,393	5,694,760
Lagercrantz Group AB (B Shares)	1,142,375	18,630,387
Loomis AB (B Shares)	366,700	13,309,059
Saab AB (B Shares)	233,525	7,597,464

TOTAL SWEDEN		82,451,015

Switzerland - 1.3%
Tecan Group AG	60,620	17,168,953
Taiwan - 0.4%
Addcn Technology Co. Ltd.	671,435	5,127,574
United Kingdom - 17.3%
Alliance Pharma PLC	8,057,237	9,245,796
Ascential PLC (b)	1,479,286	7,133,806
Avon Rubber PLC	586,500	19,323,107
Bodycote PLC	573,467	6,485,959
Dechra Pharmaceuticals PLC	638,695	23,986,203
DP Poland PLC (c)	9,954,100	1,018,690
Elementis PLC	4,725,337	7,980,714
Great Portland Estates PLC	638,342	7,849,370
Hilton Food Group PLC	318,426	4,440,285
Howden Joinery Group PLC	983,300	8,938,514
Informa PLC	879,056	8,993,828
InterContinental Hotel Group PLC ADR	87,585	5,376,843
ITE Group PLC	8,000,793	10,385,441
Network International Holdings PLC (b)	1,476,500	11,854,287
Rightmove PLC	1,934,170	16,800,682
Shaftesbury PLC	347,173	4,121,393
Spectris PLC	1,062,778	37,133,920
Spirax-Sarco Engineering PLC	309,691	36,478,069
Ultra Electronics Holdings PLC	333,258	9,936,717

TOTAL UNITED KINGDOM		237,483,624

United States of America - 2.1%
Autoliv, Inc.	39,300	3,011,559
Martin Marietta Materials, Inc.	25,320	6,679,416
Morningstar, Inc.	26,100	4,094,829
PriceSmart, Inc.	94,360	5,780,494
ResMed, Inc.	57,495	9,139,980

TOTAL UNITED STATES OF AMERICA		28,706,278

TOTAL COMMON STOCKS
(Cost $912,093,060)		1,274,435,564

Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Sartorius AG (non-vtg.)
(Cost $1,716,385)	62,280	14,546,486

Investment Companies - 4.0%
United States of America - 4.0%
iShares MSCI EAFE Small-Cap ETF
(Cost $56,101,075)	920,000	55,117,204

Money Market Funds - 3.5%
Fidelity Cash Central Fund 1.58% (d)	25,321,797	25,326,861
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	23,377,032	23,379,370
TOTAL MONEY MARKET FUNDS
(Cost $48,706,202)		48,706,231
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $1,018,616,722)		1,392,805,485
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(20,440,304)
NET ASSETS - 100%		$1,372,365,181

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,989,523 or 3.8% of net assets.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$184,837
Fidelity Securities Lending Cash Central Fund	118,921
Total	$303,758

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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